Note Other comprehensive income (loss) (Disclosure of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency Translation
Beginning Balance	$ (35,930)	$ (32,832)	$ (36,099)
Other comprehensive loss before reclassifications	(4,026)	(3,098)	(4,451)
Amounts reclassified from accumulated other comprehensive income	0	0	7,718
Net change	(4,026)	(3,098)	3,267
Ending Balance	(39,956)	(35,930)	(32,832)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(211,276)	(205,187)	(104,302)
Other comprehensive income (loss) before reclassification	(11,402)	(16,032)	(98,015)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	13,386	12,261	(5,188)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service credit	(2,318)	(2,318)	2,318
Net change	(334)	(6,089)	(100,885)
Ending Balance	(211,610)	(211,276)	(205,187)
Unrealized net holding (losses) gain on investments
Beginning Balance	(9,560)	8,465	(48,344)
Other comprehensive (loss) income before reclassification	(58,585)	(29,871)	55,987
Other-than-temporary impairment amounts reclassified from accumulated other comprehensive (loss) income	167	11,959	0
Amounts reclassified from accumulated other comprehensive (loss) income	(340)	(113)	822
Net change	(58,758)	(18,025)	56,809
Ending Balance	(68,318)	(9,560)	8,465
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(120)	(318)	0
Other comprehensive (loss) income before reclassifications	(2,203)	(2,669)	(4,034)
Amounts reclassified from other accumulated other comprehensive (loss) income	1,921	2,867	3,716
Net change	(282)	198	(318)
Ending Balance	(402)	(120)	(318)
Accumulated other comprehensive (loss) income	$ (320,286)	$ (256,886)	$ (229,872)